                                RETAIL CLASSES OF

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM PREMIER EQUITY FUND
                           AIM PREMIER EQUITY II FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND
                           AIM WORLDWIDE SPECTRUM FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                        Supplement dated January 24, 2003
       to the Statement of Additional Information dated December 20, 2002

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information.


                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                                 BY TRUSTEE
 -------------------------        ---------         --------------------------------------          --------------------------

INTERESTED PERSONS

Robert H. Graham* --  1946            1992     Director and Chairman, A I M Management Group                None
Trustee, Chairman and President                Inc. (financial services holding company); and
                                               Director and Vice Chairman, AMVESCAP PLC
                                               (parent of AIM and a global investment
                                               management firm); formerly, President and
                                               Chief Executive Officer, A I M Management
                                               Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered
                                               investment advisor); Director and Chairman,
                                               A I M Capital Management, Inc. (registered
                                               investment advisor), A I M Distributors,
                                               Inc. (registered broker dealer), A I M Fund
                                               Services, Inc., (registered transfer agent),
                                               and Fund Management Company (registered
                                               broker dealer)

--------

* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                                 BY TRUSTEE
 -------------------------        ---------         --------------------------------------          --------------------------


Mark H. Williamson** -- 1951          2003     Director, President and Chief Executive               Director, Chairman,
Trustee                                        Officer, A I M Management Group Inc.                  President and Chief
                                               (financial services holding company);                 Executive Officer, INVESCO
                                               Director, Chairman and President, A I M               Bond Funds, Inc., INVESCO
                                               Advisors, Inc. (registered investment                 Combination Stock & Bond
                                               advisor); Director, A I M Capital Management,         Funds, Inc., INVESCO
                                               Inc. (registered investment advisor) and A I M        Counselor Series Funds,
                                               Distributors, Inc. (registered broker dealer),        Inc., INVESCO International
                                               Director and Chairman, A I M Fund Services,           Funds, Inc., INVESCO Manager
                                               Inc., (registered transfer agent), and Fund           Series Funds, Inc., INVESCO
                                               Management Company (registered broker dealer);        Money Market Funds, Inc.,
                                               and Chief Executive Officer, AMVESCAP PLC -           INVESCO Sector Funds, Inc.,
                                               AIM Division (parent of AIM and a global              INVESCO Stock Funds, Inc.,
                                               investment management firm); formerly, Chief          INVESCO Treasurer's Series
                                               Executive Officer, INVESCO Funds Group, Inc.          Funds, Inc. and INVESCO
                                                                                                     Variable Investment Funds,
                                                                                                     Inc."

--------

** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                            INSTITUTIONAL CLASSES OF

                                AIM BALANCED FUND
                             AIM PREMIER EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                        Supplement dated January 24, 2003
          to the Statement of Additional Information dated May 1, 2002 as supplemented May 1, 2002, July 1, 2002 and September 30, 2002


The following sentence is added at the end of the third paragraph appearing under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and at the end of the first paragraph under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Options on Futures Contracts" in the Statement of Additional Information:

        "The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information is added after the sixth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information.


                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                                 BY TRUSTEE
 -------------------------        ---------         --------------------------------------          --------------------------

INTERESTED PERSONS

Robert H. Graham* --  1946            1992     Director and Chairman, A I M Management Group               None
Trustee, Chairman and President                Inc. (financial services holding company); and
                                               Director and Vice Chairman, AMVESCAP PLC (parent
                                               of AIM and a global investment management firm);
                                               formerly, President and Chief Executive Officer,
                                               A I M Management Group Inc.; Director, Chairman and
                                               President, A I M Advisors, Inc. (registered investment
                                               advisor); Director and Chairman, A I M Capital
                                               Management, Inc. (registered investment advisor),
                                               A I M Distributors, Inc. (registered broker dealer),
                                               A I M Fund Services, Inc., (registered transfer
                                               agent), and Fund Management Company (registered
                                               broker dealer)


--------

* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                                   TRUSTEE
  "NAME, YEAR OF BIRTH AND          AND/OR
 POSITION(S) HELD WITH THE         OFFICER          PRINCIPAL OCCUPATION(S) DURING PAST 5           OTHER DIRECTORSHIP(S) HELD
           TRUST                    SINCE                           YEARS                                 BY TRUSTEE
 -------------------------        ---------         --------------------------------------          --------------------------

Mark H. Williamson** -- 1951          2003     Director, President and Chief Executive          Director, Chairman,
Trustee                                        Officer, A I M Management Group Inc.             President and Chief
                                               (financial services holding company);            Executive Officer, INVESCO
                                               Director, Chairman and President, A I M          Bond Funds, Inc., INVESCO
                                               Advisors, Inc. (registered investment            Combination Stock & Bond
                                               advisor); Director, A I M Capital Management,    Funds, Inc., INVESCO
                                               Inc. (registered investment advisor) and A I M   Counselor Series Funds,
                                               Distributors, Inc. (registered broker dealer),   Inc., INVESCO International
                                               Director and Chairman, A I M Fund Services,      Funds, Inc., INVESCO Manager
                                               Inc., (registered transfer agent), and Fund      Series Funds, Inc., INVESCO
                                               Management Company (registered broker dealer);   Money Market Funds, Inc.,
                                               and Chief Executive Officer, AMVESCAP PLC -      INVESCO Sector Funds, Inc.,
                                               AIM Division (parent of AIM and a global         INVESCO Stock Funds, Inc.,
                                               investment management firm); formerly, Chief     INVESCO Treasurer's Series
                                               Executive Officer, INVESCO Funds Group, Inc.     Funds, Inc. and INVESCO
                                                                                                Variable Investment Funds,
                                                                                                Inc."


--------

** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.